Borrowings - Schedule of Other Secured Borrowings (Footnote) (Details) - USD ($)					9 Months Ended		12 Months Ended
		Nov. 12, 2014	Sep. 23, 2013	Feb. 15, 2013	Sep. 30, 2015		Dec. 31, 2014		Aug. 25, 2015	Aug. 24, 2015	Apr. 17, 2015	Apr. 16, 2015	Apr. 15, 2015	Mar. 31, 2015	Mar. 10, 2015	Sep. 02, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt, gross					$ 2,953,518,000		$ 2,258,641,000										$ 1,266,973,000
Secured Debt [Member]
Debt Instrument [Line Items]
Discount					3,009,000		4,031,000	[1]									5,349,000	[1]
Servicing [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross					732,056,000		1,309,268,000										1,323,286,000
Servicing [Member] | SSTL [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross	[1]						1,277,250,000										1,290,250,000
Face amount				$ 1,300,000,000
Discount				6,500,000
Amount of consecutive quarterly installments				$ 3,300,000
Period of time to either invest net cash proceeds in MSRs or related assets or to repay loan principal				180 days
Amount of common stock purchase available for purchase			$ 1,500,000,000
Servicing [Member] | Repurchase Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross	[2]						32,018,000										17,507,000
Maximum borrowing capacity							50,000,000
Line of Credit Facility, Additional Borrowing Capacity							50,000,000
Servicing [Member] | Master Repurchase Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross	[3]				26,129,000		32,018,000
Maximum borrowing capacity					50,000,000
Line of Credit Facility, Additional Borrowing Capacity					50,000,000
Servicing [Member] | Senior Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross					705,927,000		1,277,250,000
Lending [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross					272,023,000		428,454,000										455,020,000
Lending [Member] | Master Repurchase Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross	[4]						208,010,000										105,659,000
Maximum borrowing capacity							150,000,000
Line of Credit Facility, Additional Borrowing Capacity							150,000,000
Lending [Member] | Participation Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross					46,597,000	[5]	41,646,000	[5],[6]									81,268,000	[6]
Maximum borrowing capacity					$ 100,000,000		$ 100,000,000
Beneficial interest					100.00%		100.00%
Lending [Member] | Participation Agreement Two [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross					$ 33,864,000	[7]	$ 196,000	[7],[8]									0	[8]
Maximum borrowing capacity		$ 100,000,000			$ 150,000,000
Beneficial interest		100.00%			100.00%
Lending [Member] | Master Repurchase Agreement Two [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross	[9]				$ 131,382,000		208,010,000
Maximum borrowing capacity							75,000,000		$ 200,000,000	$ 300,000,000.0
Line of Credit Facility, Additional Borrowing Capacity							75,000,000		150,000,000.0
Lending [Member] | Master Repurchase Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross					0	[10]	52,678,000	[10],[11]									51,975,000	[11]
Maximum borrowing capacity																$ 37,500,000
Line of Credit Facility, Additional Borrowing Capacity																$ 37,500,000
Lending [Member] | Mortgage Warehouse Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross					$ 60,180,000	[12]	$ 23,851,000	[12],[13]									34,292,000	[13]
Interest rate at floor					3.50%	[12]	3.50%	[13]
Maximum borrowing capacity	[10]				$ 100,000,000				$ 100,000,000.0	$ 60,000,000.0
Line of Credit Facility, Additional Borrowing Capacity							$ 60,000,000
Lending [Member] | Master Repurchase Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross					$ 0	[14]	$ 102,073,000	[14]									$ 89,836,000	[15]
Option A1 [Member] | Servicing [Member] | SSTL [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Description of variable rate basis				the prime rate in effect on such day
Option A2 [Member] | Servicing [Member] | SSTL [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Description of variable rate basis				the federal funds rate in effect on such day
Interest rate				0.50%
Option A3 [Member] | Servicing [Member] | SSTL [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Description of variable rate basis				the one-month Eurodollar rate (1-Month LIBOR)
Interest rate				2.75%
Interest rate at floor				2.25%
Option B [Member] | Servicing [Member] | SSTL [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Description of variable rate basis				the one month Eurodollar rate
Interest rate				3.75%
Interest rate at floor				1.25%
Subsequent Event [Member] | Master Repurchase Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 125,000,000
Subsequent Event [Member] | Participation Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 200,000,000
Subsequent Event [Member] | Lending [Member] | Participation Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 100,000,000			50,000,000
Subsequent Event [Member] | Lending [Member] | Participation Agreement Two [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 150,000,000
Subsequent Event [Member] | Lending [Member] | Master Repurchase Agreement Two [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity														$ 0
Subsequent Event [Member] | Lending [Member] | Master Repurchase Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 37,500,000.0	$ 0

[1]	On February 15, 2013, we entered into a new SSTL facility agreement and borrowed $1.3 billion that was used principally to fund the ResCap Acquisition and repay the balance of the previous SSTL. The loan was issued with an original issue discount of $6.5 million that we are amortizing over the term of the loan. We are required to repay the principal amount of the borrowings in consecutive quarterly installments of $3.3 million. In addition, we are generally required to use the net cash proceeds (as defined) from any asset sale (as defined) to repay loan principal. Generally, this provision applies to non-operating sales of assets, and net cash proceeds represent the proceeds from the sale of the assets, net of the repayment of any debt secured by a lien on the assets sold. However, for asset sales that are part of an HLSS Transaction, we have the option, within 180 days, either to invest the net cash proceeds in MSRs or related assets, such as advances, or to repay loan principal. The borrowings are secured by a first priority security interest in substantially all of the assets of Ocwen. Borrowings bear interest, at the election of Ocwen, at a rate per annum equal to either (a) the base rate [the greatest of (i) the prime rate in effect on such day, (ii) the federal funds rate in effect on such day plus 0.50% and (iii) the one-month Eurodollar rate (1-Month LIBOR)], plus a margin of 2.75% and a base rate floor of 2.25% or (b) the one month Eurodollar rate, plus a margin of 3.75% and a one month Eurodollar floor of 1.25%. To date we have elected option (b) to determine the interest rate.On September 23, 2013, we entered into Amendment No. 1 to the Senior Secured Term Loan Facility Agreement and Amendment No. 1 to the related Pledge and Security Agreement. These amendments:•permit repurchases of all of the Preferred Shares, which may be converted to common stock prior to repurchase, and up to $1.5 billion of common stock, subject, in each case, to pro forma financial covenant compliance; •eliminate the dollar cap on Junior Indebtedness (as defined in the SSTL) but retain the requirement for any such issuance to be subject to pro forma covenant compliance; •include a value for whole loans (i.e., loans held for sale) in collateral value for purposes of calculating the loan-to-value ratio and include specified deferred servicing fees and the fair value of specified mortgage servicing rights in net worth for purposes of calculating the ratio of consolidated total debt to consolidated tangible net worth; and •modify the applicable quarterly covenant levels for the corporate leverage ratio, ratio of consolidated total debt to consolidated tangible net worth and loan-to-value ratio.On March 2, 2015 and April 17, 2015, respectively, we entered into Amendments No. 2 and No. 3 to the Senior Secured Term Loan Facility Agreement. See Note 30 — Subsequent Events for additional information regarding these amendments.
[2]	Under this repurchase agreement, the lender provides financing on a committed basis for $50.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $50.0 million. On June 30, 2014, the maturity date of this facility was extended to June 29, 2015.
[3]	On September 30, 2015, this repurchase agreement was renewed through September 29, 2016. Under this repurchase agreement, the lender provides financing on a committed basis for $50.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $50.0 million.
[4]	Under this repurchase agreement, the lender provides financing on a committed basis for $150.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $150.0 million. On April 17, 2014, the maturity date of this facility was extended to April 16, 2015. On March 24, 2015, the maturity date of this facility was further extended to June 10, 2015.
[5]	Under this participation agreement, the lender provides financing for $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. The transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement.
[6]	Under this participation agreement, the lender provides financing on an uncommitted basis for $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. However, the transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement. On May 31, 2014, the maturity date of this facility was extended to May 31, 2015. On March 10, 2015, the maturity date of this agreement was further extended to April 30, 2016, and the maximum borrowing was reduced to $50.0 million. On April 16, 2015, the maximum borrowing capacity was increased to $100.0 million.
[7]	Under this participation agreement, the lender provides financing for $150.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. The transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement.
[8]	On November 12, 2014, we entered into this participation agreement under which the lender provides financing on an uncommitted basis up to $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. However, the transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement. On March 10, 2015, the maturity date of this agreement was extended to April 30, 2016, and the maximum borrowing was increased to $150.0 million.
[9]	On August 25, 2015, this repurchase agreement was renewed through August 23, 2016. Borrowing capacity was reduced from $300.0 million, of which $150.0 million was provided on an uncommitted basis, to $200.0 million all of which is provided on a committed basis.
[10]	This facility was allowed to expire.
[11]	On September 2, 2014, the maximum borrowing capacity under this facility was reduced to $37.5 million on a committed basis plus an additional $37.5 million on an uncommitted basis at the discretion of the lender. On December 31, 2014, the termination date of this facility was extended to January 16, 2015. On January 16, 2015, the termination date was further extended to April 16, 2015. On March 31, 2015, the maturity date was further extended to July 31, 2015; however, the committed lending capacity declines to zero on May 29, 2015. On April 16, 2015, the maximum borrowing capacity under this agreement was reduced to $37.5 million, all of which is committed.
[12]	Borrowing capacity of $100.0 million under this facility is available at the discretion of the lender. This facility was renewed on August 24, 2015, and the borrowing capacity was increased from $60.0 million to $100.0 million.
[13]	Borrowing capacity under this facility of $60.0 million is available on an uncommitted basis at the discretion of the lender. In August 2014, the maturity date of this facility was extended to May 28, 2015.
[14]	On April 16, 2015, this facility was voluntarily terminated.
[15]	On October 24, 2014, this facility was repaid in full and terminated.